REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 359.5	$ 272.4	$ 1,052.1	$ 722.5
Revenue at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	352.9	261.9	1,035.1	687.3
Revenue over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 6.6	$ 10.5	$ 17.0	$ 35.2